13F-HR
<SEQUENCE>1
<FILENAME>zenit20111230.txt
UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 30, 2011

Amendment [ ]; Amendment Number:
  This Amendment:   [ ] is a restatement.
                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Zenit Asset Management AB
Normalmstog 14
SE-10386 Stockholm, Sweden

13F File Number: 150-01719

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Jonas Hamilton
Head of Middle Office
+46 8 56621480
Signature, Place, and Date of Signing:

/s/ Jonas Hamilton    Stockholm, Sweden	  Februrary 13, 2012

Report Type:

[X]	13F HOLDINGS REPORT

[ ]	13F NOTICE

[ ]	13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:




I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES AND EXCHANGE
ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers: 0
Form 13F Information Table Entry Total: 24
Form 13F Information Table Value Total: 101,640
List of Other Included Managers:

ISSUER                      TYPE             CUSIP      VALUE      SHS      INVEST        OTHER       VOTING
                                                       (X1000)              DSCRTN        MNGRS        AUTH
AKAMAI TECHNOLOGIES INC     COM            00971T101    2699      83641      SOLE          N/A         SOLE
AON CORP                    COM            037389103    3606      77000      SOLE          N/A         SOLE
APPLE INC                   COM            037833100    6077      15000      SOLE          N/A         SOLE
BANCO SANTANDER CHILE NEW   SP ADR REP COM 05965X109     749      10000      SOLE          N/A         N/A
BLACKSTONE GROUP L P        COM UNIT LTD   09253U108    2099     150000      SOLE          N/A         SOLE
BROADCOM CORP               CL A           111320107    1519      51600      SOLE          N/A         SOLE
CAPITAL ONE FINL CORP       COM            14040H105    6942     163000      SOLE          N/A         SOLE
CIENA CORP                  COM NEW        171779309     325      26594      SOLE          N/A         SOLE
CITIGROUP INC               COM NEW        172967424    2567      96800      SOLE          N/A         SOLE
EBAY INC                    COM            278642103    12172    400000      SOLE          N/A         SOLE
FIFTH THIRD BANCORP         COM            316773100    3137     246000      SOLE          N/A         SOLE
GROUPON INC                 COM CL A       399473107     207      10000      SOLE          N/A         SOLE
IVANHOE MINES LTD           COM            46579N103    1769     100000      SOLE          N/A         SOLE
IVANHOE MINES LTD           COM            46579N103    9730     550000      SOLE          N/A         N/A
JPMORGAN CHASE & CO         COM            46625H100    5546     166900      SOLE          N/A         SOLE
OCH ZIFF CAP MGMT GROUP     CL A           67551U105    1652     200000      SOLE          N/A         SOLE
PNC FINL SVCS GROUP INC     COM            693475105    4887      85000      SOLE          N/A         SOLE
RESEARCH IN MOTION LTD      COM            760975102    7859     545417      SOLE          N/A         SOLE
SLM CORP                    COM            78442P106    6699     496600      SOLE          N/A         SOLE
SPX CORP                    COM            784635104    1463      24000      SOLE          N/A         SOLE
TIMKEN CO                   COM            887389104    1937      50000      SOLE          N/A         SOLE
US BANCORP DEL              COM NEW        902973304     824      30500      SOLE          N/A         SOLE
VIMPELCOM LTD               SPONSORED ADR  92719A106    11329    1202670     SOLE          N/A         N/A
WELLS FARGO & CO NEW        COM            949746101    5846     211500      SOLE          N/A         SOLE